Investment in associates (Details Narrative) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Feb. 06, 2024
IfrsStatementLineItems [Line Items]
Total consideration	$ 2,317,209
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased			57,524,504
Vax Biotech Sdn Bhd [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares purchased		3,000
Share price		$ 0.2246
Total consideration		$ 674